Note 6 - Accounting Standards Issued But Not Yet Effective	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
6.	ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

The standards and interpretations that are issued, but
not
yet effective, up to the date of issuance of the consolidated financial statements are disclosed below. Just Energy intends to adopt these standards, if applicable, when they become effective.

IFRS
9,
Financial Instruments
(“IFRS
9”
),
was issued by the IASB on
July 24, 2014,
and will replace IAS
39.
IFRS
9
uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS
39.
The approach in IFRS
9
is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. Two measurement categories continue to exist to account for financial liabilities in IFRS
9,
fair value through profit or loss (“FVTPL”) and amortized cost. Financial liabilities held-for-trading are measured at FVTPL, and all other financial liabilities are measured at amortized cost unless the fair value option is applied. The treatment of embedded derivatives under the new standard is consistent with IAS
39
and is only applied to financial liabilities. IFRS
9
uses a new expected loss impairment model and also uses a new model for hedge accounting aligning the accounting treatment with risk management activities. The measurement of impairment of financial assets is based on an expected credit loss model. It is no
longer necessary for a triggering event to have occurred before credit losses are recognized. IFRS
9
is effective for annual periods beginning on or after
January 1, 2018.

As part of the implementation of IFRS
9,
the Company has established a transition team to implement the accounting system, process and internal control changes that result from the new standard. The new impairment and classification and measurement requirements will be applied by adjusting the Company’s consolidated financial statements on
April 1, 2018,
the date of initial application, with
no
restatement of comparative period financial information.

The transition team has assessed the impact of IFRS
9
on the consolidated financial statements and has determined that the adoption of IFRS
9
will enhance disclosure requirements and is expected to increase the deficit as at
April 1, 2018,
primarily due to the increases in the expected lifetime credit losses for its contract assets, as well as trade and other receivables. Contract assets such as unbilled revenues are required to be tested for impairment under IFRS
9.
As a result, the increase to the expected lifetime credit losses is expected to be approximately
$11.0
million to
$14.0
million, net of taxes. The investment in Ecobee will be classified as fair value through profit or loss, instead of as available-for-sale. Further gains and losses related to the investment in Ecobee will go through the statement of income instead of other comprehensive income. The Company will continue to revise, refine and validate the impairment models and related process controls leading up to the
June 30, 2018
reporting.

IFRS
15,
Revenue from Contracts with Customers
(“IFRS
15”
),
was jointly issued by the IASB and the Financial Accounting Standards Board, effective for annual reporting periods beginning on or after
January 1, 2018,
with early adoption permitted. IFRS
15
outlined a single comprehensive model to account for revenue arising from contracts with customers and will replace the majority of existing IFRS requirements on revenue recognition including IAS
18,
Revenue
. The core principle of IFRS
15
is to recognize revenue to depict the transfer of goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard provides a single, principles-based five
-step model that will apply to revenue earned from a contract with a customer, regardless of the type of revenue transaction or industry. The standard will also provide guidance on the recognition and measurement of gains and losses on the sale of some non-financial assets that are not
an output of the entity’s ordinary activities. The standard also specifies that direct incremental costs of obtaining and fulfilling a contract that are expected to be recovered should be capitalized and amortized over the expected contract term. Disclosure requirements will increase including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgments and estimates made. Just Energy will be implementing IFRS
15
using the modified retrospective approach where IFRS
15
will be applied to
2019
results beginning
April 1, 2018
without restating comparative periods.

Management has appointed an IFRS
15
transition team to assess the financial statement impact of IFRS
15.
The transition team has assessed the impact of IFRS
15
on the consolidated financial statements and its revenue recognition policies and has determined that the capitalization of direct incremental costs paid on all active contracts existing as at
March 31, 2018
will result in an increase in the opening retained earnings in the range of
$18.0
million to
$22.0
million, net of taxes. The standard specifies that an entity recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Depending on whether certain criteria are met, revenue is recognized either over time, in a manner that depicts the entity’s performance, or at a point in time, when control is transferred to the customer. The transition team also assessed Just Energy’s revenue streams and underlying contracts with customers. The majority of revenues within the scope of IFRS
15
are earned through the sale of gas and electricity and other value added products. We have not
identified any significant differences in the timing or amount of recognition of revenue as a result of IFRS
15,
and therefore the changes to revenue earned on customer contracts is not
expected to be significant. Additional disclosure however will be required on the disaggregation of revenue. The transition team is currently assessing how revenues will be disaggregated to meet the new disclosure requirement. Transition adjustments will be disclosed in the
Q1
2019
interim condensed financial statements.

Amendments to IFRS
2,
Share-based Payment
(“IFRS
2”
),
clarify how to account for certain types of share-based payment transactions. IFRS
2
stipulates new conditions on the accounting for
three
main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and the accounting of a modification to the terms and conditions of a share-based payment that changes the transaction from cash-settled to equity-settled. IFRS
2
is applied prospectively; retroactive application is only permitted if the application can be performed without using hindsight. Requirements to apply IFRS
2
are effective for annual periods beginning on or after
January 1, 2018.
Management has appointed an IFRS
2
transition team to assess the financial statement impact of IFRS
2.
The transition team will implement the accounting system, process and internal control changes that result from the new standard.

IFRS
16,
Leases
(“IFRS
16”
),
was issued by the IASB in
January 2016.
This guidance brings most leases onto the balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting remains largely unchanged and the distinction between operating and finance leases is retained. Furthermore, per the standard, a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly, and the liability accrues interest. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease. Lessees are permitted to make an accounting policy election, by class of underlying asset, to apply a method like IAS
17’s
operating lease accounting and
not
recognize lease assets and lease liabilities for leases with a lease term of
12
months or less, and on a lease-by-lease basis, to apply a method similar to current operating lease accounting to leases for which the underlying asset is of low value. IFRS
16
supersedes IAS
17,
Leases
and its related Interpretations, and is effective for periods beginning on or after
January 1, 2019,
with earlier adoption permitted if IFRS
15
has also been applied. Just Energy has
not
yet assessed the impact of this standard.